Expense Example	Oct. 27, 2025 USD ($)
Portfolio Building Block European Banks Index ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Portfolio Building Block World Pharma and Biotech Index ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	$ 42